U.S. SECURITIES AND EXCHANGE COMMISSION

                        WASHINGTON, D.C. 20549

                              FORM 12b-25

                               SEC File Number: 0-13150
                               CUSIP Number: 206-710-204

  NOTIFICATION OF LATE FILING
  (Check One):

  [X] Form 10-K      [ ] Form 11-K  [ ] Form 20-F
  [ ] Form 10-Q      [ ] Form N-SAR

  For Period Ended:  June 30, 1994

  If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

  Part I-Registrant Information

  Full Name of Registrant:  Concurrent Computer Corporation

  Former Name if Applicable: Massachusetts Computer Corporation

  Address of Principal Executive Office (Street and Number)

           2 Crescent Place
           Oceanport, New Jersey 07757

  Part II-Rules 12b-25 (b) and (c)

  If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

  [X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

  [X] (b) The subject annual report on Form 10-Q will be filed on or before the fifteenth calendar day following the prescribed due date; and

  [ ] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached, if applicable.

  Part III-Narrative

   State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q or N-SAR or portion thereof could not be filed within the prescribed time period.

  The Form 10-K could not be timely filed on the September 28, 1994 due date because the Registrant experienced technical difficulties in its first in-house filing using the EDGAR filing system. The Company expects to complete the filing by September 29, 1994.

  Part IV-Other Information

      (1) Name and telephone number of person to contact in regard to this notification.

  Kevin J. Dell                               (908) 870-4354
  Vice President, General Counsel
  and Assistant Secretary

      (2) Have all other periodic reports required under section 13 or 15(d) of the Securities and Exchange Act of 1934 or
  section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s). [X] Yes [ ] No

      (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [X] Yes [ ] No

  If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reason why a reasonable estimate of the results cannot be made. (See attached press release.)

  Concurrent Computer Corporation (name of Registrant as specified in its charter) has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.




  Date: September 28, 1994     By:  /s/Kevin J. Dell_______
                                       Kevin J. Dell
                                       Vice President
                                       General Counsel
                                       and Assistant Secretary